NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JULY 2, 2020

TO PROSPECTUSES

Nuveen Municipal Trust	Nuveen Investment Trust II
Prospectuses dated July 31, 2019	Prospectus dated October 31, 2019
Prospectuses dated November 29, 2019
Nuveen Multistate Trust I	Prospectus dated December 31, 2019
Prospectus dated September 30, 2019	Prospectus dated February 3, 2020

Nuveen Multistate Trust II	Nuveen Investment Trust III
Prospectuses dated June 30, 2020	Prospectus dated January 31, 2020

Nuveen Multistate Trust III	Nuveen Investment Trust V
Prospectus dated September 30, 2019	Prospectuses dated January 31, 2020
Prospectus dated April 30, 2020
Nuveen Multistate Trust IV
Prospectus dated September 30, 2019	Nuveen Investment Funds, Inc.
Prospectus dated July 31, 2019
Nuveen Investment Trust	Prospectus dated September 30, 2019
Prospectus dated October 31, 2019	Prospectuses dated October 31, 2019
Prospectus dated December 31, 2019	Prospectus dated February 28, 2020
Prospectus dated April 30, 2020

The following is hereby added as the last paragraph of the section entitled “How You Can Buy and Sell Shares – How to Buy Shares – Directly from the Fund”:

The Distributor does not have a customer relationship with you solely by virtue of acting as principal underwriter and distributor for your Fund. The Distributor does not offer or provide investment monitoring, make investment decisions for you, or hold customer accounts or assets. You make the ultimate decision regarding whether to buy or sell any Nuveen Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-ALL2P-0720P